INCOME TAXES (Schedule Of Loss Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Tax [Line Items]
Loss before income taxes	$ (6,396)	$ (6,936)	$ (10,324)	$ (11,486)
US [Member]
Income Tax [Line Items]
Loss before income taxes	(2,099)	(2,193)	(3,656)	(4,514)
PRC [Member]
Income Tax [Line Items]
Loss before income taxes	$ (4,297)	$ (4,743)	$ (6,668)	$ (6,972)